Property and Equipment, Net (Details) - Schedule of property and equipment, net - EQRx, INC. [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment:
Property and equipment	$ 3,354	$ 3,058	$ 78
Less: Accumulated depreciation	(918)	(338)
Property and equipment, net:	$ 2,436	2,720	78
Leasehold improvements [Member]
Property and equipment:
Estimated Useful Life	Lesser of useful life or life of lease
Property and equipment	$ 1,492	1,479
Furniture and fixtures [Member]
Property and equipment:
Property and equipment	$ 899	893
Estimated Useful Life	5 years
Capitalized website development [Member]
Property and equipment:
Property and equipment	$ 577	548
Computer equipment [Member]
Property and equipment:
Property and equipment	$ 175	138
Estimated Useful Life	3 years
Work-in-progress [Member]
Property and equipment:
Estimated Useful Life	n.a.
Property and equipment	$ 211
Minimum [Member] | Capitalized website development [Member]
Property and equipment:
Estimated Useful Life	1 year
Maximum [Member] | Capitalized website development [Member]
Property and equipment:
Estimated Useful Life	3 years